Form N-CSR Cover	12 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025